INVESTMENT MANAGER
     Legg Mason Fund Adviser, Inc.             REPORT TO SHAREHOLDERS
     Baltimore, MD                               FOR THE YEAR ENDED
                                                  DECEMBER 31, 1995
INVESTMENT ADVISER
     Western Asset Management Company
     Pasadena, CA

BOARD OF DIRECTORS
     John F. Curley, Jr., Chairman
     Edmund J. Cashman, Jr., Vice Chairman
     Edward A. Taber, III, President                    THE
     Richard G. Gilmore                              LEGG MASON
     Charles F. Haugh                                   U.S.
     Arnold L. Lehman                                GOVERNMENT
     Dr. Jill E. McGovern                               MONEY
     T. A. Rodgers                                     MARKET
                                                      PORTFOLIO
TRANSFER AND SHAREHOLDER SERVICING AGENT
     Boston Financial Data Services
     Boston, MA
                                                PUTTING YOUR FUTURE FIRST
CUSTODIAN
     State Street Bank & Trust Company
     Boston, MA

COUNSEL
     Kirkpatrick & Lockhart LLP
     Washington, D.C.

INDEPENDENT ACCOUNTANTS
     Coopers & Lybrand L.L.P.
     Baltimore, MD

      THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

      THIS REPORT IS NOT TO BE DISTRIBUTED UNLESS PRECEDED OR ACCOMPANIED BY A PROSPECTUS.

                      LEGG MASON WOOD WALKER, INCORPORATED
                            111 South Calvert Street
                    P.O. Box 1476, Baltimore, MD 21203-1476
                         410 (Bullet) 539 (Bullet) 0000
[RECYCLED LOGO]  PRINTED ON RECYCLED PAPER
LMF-020
                                                  [LEGG MASON FUNDS LOGO]

     TO OUR SHAREHOLDERS,

         On December 31, 1995, the Legg Mason U.S. Government Money Market Portfolio had $317 million invested in a diversified portfolio of high quality government securities with an average weighted maturity of 57 days.

         The Federal Reserve Board lowered short-term interest rates twice during 1995 after raising them throughout 1994. Lower interest rates are favorable for business and consumers but unfavorable for owners of money market funds and other short-term investments. As this letter is written, the Government Money Market Portfolio's seven day yield is 4.81%.

         This report includes a complete listing of our year-end portfolio holdings. We appreciate your ownership of the Portfolio, and hope you will let us know whenever you have questions or suggestions.

                                          Sincerely,


                                          /s/John F. Curley, Jr.
                                          John F. Curley, Jr.
                                          Chairman
     February 9, 1996

     STATEMENT OF NET ASSETS
     LEGG MASON INCOME TRUST, INC.
     U.S. GOVERNMENT MONEY MARKET PORTFOLIO
     DECEMBER 31, 1995
     (AMOUNTS IN THOUSANDS)

        Par                                      Rate            Value
U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 96.0%
                    Federal Farm Credit
                      Bank
      $  35,000       4/1/96 to 4/15/96          5.32 to 5.45%   $ 34,762
                    Federal Home Loan Bank
         35,000       1/4/96 to 3/21/96          5.56 to 5.64      34,865
                    Federal Home Loan
                      Mortgage Corporation
         45,708       1/2/96 to 3/1/96           5.48 to 5.59      45,573
                    Federal National
                      Mortgage Association
        165,000       1/4/96 to 8/19/96          5.31 to 8.00     164,519
                    United States Treasury
                      Bills
         25,000       6/6/96 to 11/14/96         5.06 to 5.22      24,103
                    Total U.S. Government
                      and Agency
                      Obligations                                 303,822

        Par                                      Rate         Value
REPURCHASE AGREEMENT -- 9.1%
                    Merrill Lynch
                      Government Securities, Inc.
                      dated 12/29/95, to be
                      repurchased at $28,900
                      on 1/2/96
                      (Collateral: $29,950
                      Federal Home Loan Bank,
                      5.38% due 4/18/96,
      $  28,882       value $29,471)             5.75%        $ 28,882
                    Total Investments, at
                      amortized cost and
                      value -- 105.1%                          332,704A
                    Other Assets Less
                     Liabilities -- (5.1)%                     (16,058)
                    NET ASSETS APPLICABLE
                      TO 316,707 SHARES
                     OUTSTANDING -- 100.0%                    $316,646
                    NET ASSET VALUE PER
                      SHARE                                      $1.00

A ALSO REPRESENTS COST FOR FEDERAL INCOME TAX PURPOSES.
  SEE NOTES TO FINANCIAL STATEMENTS.
2

     STATEMENT OF OPERATIONS
     LEGG MASON INCOME TRUST, INC.
     U.S. GOVERNMENT MONEY MARKET PORTFOLIO
     FOR THE YEAR ENDED DECEMBER 31, 1995

      (Amounts in Thousands)
INVESTMENT INCOME:
        Interest                                                                   $15,853
EXPENSES:
        Management fee                                          $ 1,353
        Transfer agent and shareholder servicing expense            233
        Registration fees                                            75
        Custodian fees                                               73
        Audit and legal fees                                         46
        Reports to shareholders                                      27
        Directors' fees                                               7
        Other expenses                                               10
          Total expenses                                                             1,824
      NET INVESTMENT INCOME                                                         14,029
      NET REALIZED GAIN ON INVESTMENTS                                                  65
      INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                   $14,094


     STATEMENT OF CHANGES IN NET ASSETS
     LEGG MASON INCOME TRUST, INC.
     U.S. GOVERNMENT MONEY MARKET PORTFOLIO

                                                                    For the Years Ended December 31,
      (Amounts in Thousands)                                          1995                   1994
CHANGE IN NET ASSETS:
        Net investment income                                         $ 14,029               $  7,384
        Net realized gain (loss) on investments                             65                   (396)
        Increase in net assets resulting from operations                14,094                  6,988
        Distributions to shareholders from net investment income       (14,029)                (7,384)
        Contributions from Manager                                         170                    100
        Increase in net assets from Fund share transactions            101,835                 42,339
        Increase in net assets                                         102,070                 42,043
NET ASSETS:
        Beginning of year                                              214,576                172,533
        End of year                                                   $316,646               $214,576

     SEE NOTES TO FINANCIAL STATEMENTS.
                                                                               3

     FINANCIAL HIGHLIGHTS
     LEGG MASON INCOME TRUST, INC.
     U.S. GOVERNMENT MONEY MARKET PORTFOLIO

         Contained below is per share operating performance data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements.

                                                                      For the Years Ended December 31,
                                                      1995              1994           1993           1992           1991
PER SHARE OPERATING PERFORMANCE:
      Net asset value, beginning of year              $1.00             $1.00          $1.00          $1.00          $1.00
      Net investment income                             .05               .04            .03            .03            .05
      Net realized gain (loss) on investments           Nil              (Nil)            --             --            Nil
      Total from investment operations                  .05               .04            .03            .03            .05
      Dividends paid from:
        Net investment income                          (.05)             (.04)          (.03)          (.03)          (.05)
        Realized gain on investments                     --                --             --             --           (Nil)
      Net asset value, end of year                    $1.00             $1.00          $1.00          $1.00          $1.00
      Total return                                     5.31%             3.66%          2.80%          3.49%          5.87%
RATIOS/SUPPLEMENTAL DATA:
      Ratios to average net assets:
        Expenses                                        .67%              .69%           .71%           .73%           .73%
        Net investment income                          5.17%             3.66%          2.76%          3.45%          5.36%
      Net assets, end of year (in thousands)       $316,646          $214,576       $172,533       $170,910       $180,733

     SEE NOTES TO FINANCIAL STATEMENTS.
4

     NOTES TO FINANCIAL STATEMENTS
     LEGG MASON INCOME TRUST, INC.
     U.S. GOVERNMENT MONEY MARKET PORTFOLIO

     (Amounts in Thousands)

1. SIGNIFICANT ACCOUNTING POLICIES:

          The Legg Mason Income Trust, Inc. ("Trust"), consisting of the U.S. Government Money Market Portfolio ("Fund"), the U.S. Government Intermediate-Term Portfolio, the Investment Grade Income Portfolio and the High Yield Portfolio, is registered under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company. The financial statements of the other portfolios of the Trust are included in separate reports to shareholders.

      Security Valuation
          Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate amortization of any discount or premium is recorded until maturity of the security.

      Dividends to Shareholders
          Dividends are declared daily and paid monthly. Dividends payable are recorded on the dividend record date. Net investment income for dividend purposes consists of interest accrued, original issue and market discount earned, less amortization of market premium and accrued expenses. At December 31, 1995, dividends payable of $20 were accrued.

      Security Transactions
          Security transactions are accounted for on the trade date and the cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. At December 31, 1995, $20,000 was payable for securities purchased but not yet received.

      Repurchase Agreements
          All repurchase agreements are fully collateralized by obligations issued by the U.S. government or its agencies and such collateral is in the possession of the Fund's custodian. The value of such collateral includes accrued interest. Risks arise from the possible delay in recovery or potential loss of rights in the collateral should the issuer of the repurchase agreement fail financially.

      Federal Income Taxes
          No provision for federal income or excise taxes is required since the Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income to its shareholders. The Fund has unused capital loss carryforwards for federal income tax purposes of $61 which expire in 2002.

2. FUND SHARE TRANSACTIONS:

          At December 31, 1995, there were 1,000,000 shares authorized at $.001 par value for all portfolios of the Trust (including the Fund). At December 31, 1995 paid-in capital aggregated $316,707 for the Fund. Since the Fund has sold and redeemed shares at a constant net asset value of $1.00 per share, the number of shares represented by such sales and redemptions is the same as the amounts shown below for such transactions:

                           For the Years Ended December 31,
                              1995               1994
Shares sold               $ 1,165,303          $ 874,097
Shares reinvested              13,455              7,087
Shares repurchased         (1,076,923)          (838,845)
Net increase              $   101,835          $  42,339

3. TRANSACTIONS WITH AFFILIATES:

          The Fund has a management agreement with Legg Mason Fund Adviser, Inc. ("Manager"), a corporate affiliate of Legg Mason Wood Walker, Incorporated, ("Legg Mason") a member of the New York Stock Exchange and the distributor for the Fund. Under this agreement, the Manager provides the Fund with management and administrative services for which the Fund pays a fee at an annual rate of 0.50% of average daily net assets of the Fund. Management fees of $126 were payable at December 31, 1995.

          Western Asset Management Company ("Adviser"), a corporate affiliate of the Manager and Legg Mason, serves as investment adviser to the Fund. The Adviser is responsible for the actual investment activity of the Fund, for which the Manager pays a fee at an annual rate equal to 30% of the fee received by the Manager.

          Legg Mason has contributed $270 to offset a portion of the Fund's net realized losses.

          Legg Mason also has an agreement with the Fund's transfer
      agent to assist with certain of its duties. For this assistance,
      Legg Mason was paid $77 by the transfer agent for the year ended
      December 31, 1995.
                                                                              5

REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND DIRECTORS OF
LEGG MASON INCOME TRUST, INC.:

    We have audited the accompanying statement of net assets of Legg Mason U.S. Government Money Market Portfolio (one of the portfolios comprising the Legg Mason Income Trust, Inc.) as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Legg Mason U.S. Government Money Market Portfolio of Legg Mason Income Trust, Inc. as of December 31, 1995, and the results of its operations, changes in its net assets, and financial highlights for each of the respective periods stated in the first paragraph, in conformity with generally accepted accounting principles.

                                                    COOPERS & LYBRAND L.L.P.

Baltimore, Maryland
February 1, 1996

6